Securities OTTI Roll-Forward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	$ 259	$ 1,207	$ 1,093
Amounts related to credit losses for which OTTI losses were not previously recognized	8	0	148
Additional credit losses for which OTTI losses were previously recognized	0	123	0
Reduction for permanent loss in value of securities during period	0	(1,071)	0
Reduction for securities sold during the period (realized)	(267)	0	(34)
Balance at end of period	$ 0	$ 259	$ 1,207